Business Combination (Details)	Dec. 31, 2017 USD ($) shares
Business Combinations [Abstract]
PeerStream, Value	$ 8,322,852
PeerStream, Shares | shares	1,486,298
PeerStream options, Value	$ 318,214
PeerStream options, Shares | shares	130,965
Total consideration	$ 8,641,066